United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-7115
(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-11-30

Date of Reporting Period: Six months ended 2025-05-31

Item 1.	Reports to Stockholders

Federated Hermes Total Return Bond Fund

Class A Shares | TLRAX

Semi-Annual Shareholder Report - May 31, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$46	0.93%

Key Fund Statistics

  Net Assets$14,428,288,392
  Number of Investments1,108
  Portfolio Turnover20%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Commercial Mortgage-Backed Securities	0.7%
Foreign Governments/Agencies	0.7%
Cash Equivalents	1.5%
Emerging Markets Core Fund	2.5%
High Yield Bond Core Fund	3.0%
Project and Trade Finance Core Fund	7.0%
Collaterized Mortgage Obligations	8.9%
Mortgage-Backed Securities	19.7%
Corporate Bonds	23.4%
U.S. Treasuries	34.3%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q820

28555-A (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Class C Shares | TLRCX

Semi-Annual Shareholder Report - May 31, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$71	1.43%

Key Fund Statistics

  Net Assets$14,428,288,392
  Number of Investments1,108
  Portfolio Turnover20%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Commercial Mortgage-Backed Securities	0.7%
Foreign Governments/Agencies	0.7%
Cash Equivalents	1.5%
Emerging Markets Core Fund	2.5%
High Yield Bond Core Fund	3.0%
Project and Trade Finance Core Fund	7.0%
Collaterized Mortgage Obligations	8.9%
Mortgage-Backed Securities	19.7%
Corporate Bonds	23.4%
U.S. Treasuries	34.3%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q796

28555-B (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Institutional Shares | FTRBX

Semi-Annual Shareholder Report - May 31, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$19	0.38%

Key Fund Statistics

  Net Assets$14,428,288,392
  Number of Investments1,108
  Portfolio Turnover20%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Commercial Mortgage-Backed Securities	0.7%
Foreign Governments/Agencies	0.7%
Cash Equivalents	1.5%
Emerging Markets Core Fund	2.5%
High Yield Bond Core Fund	3.0%
Project and Trade Finance Core Fund	7.0%
Collaterized Mortgage Obligations	8.9%
Mortgage-Backed Securities	19.7%
Corporate Bonds	23.4%
U.S. Treasuries	34.3%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q101

28555-D (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Class R Shares | FTRKX

Semi-Annual Shareholder Report - May 31, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$56	1.12%

Key Fund Statistics

  Net Assets$14,428,288,392
  Number of Investments1,108
  Portfolio Turnover20%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Commercial Mortgage-Backed Securities	0.7%
Foreign Governments/Agencies	0.7%
Cash Equivalents	1.5%
Emerging Markets Core Fund	2.5%
High Yield Bond Core Fund	3.0%
Project and Trade Finance Core Fund	7.0%
Collaterized Mortgage Obligations	8.9%
Mortgage-Backed Securities	19.7%
Corporate Bonds	23.4%
U.S. Treasuries	34.3%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q770

28555-C (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Class R6 Shares | FTRLX

Semi-Annual Shareholder Report - May 31, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$19	0.37%

Key Fund Statistics

  Net Assets$14,428,288,392
  Number of Investments1,108
  Portfolio Turnover20%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Commercial Mortgage-Backed Securities	0.7%
Foreign Governments/Agencies	0.7%
Cash Equivalents	1.5%
Emerging Markets Core Fund	2.5%
High Yield Bond Core Fund	3.0%
Project and Trade Finance Core Fund	7.0%
Collaterized Mortgage Obligations	8.9%
Mortgage-Backed Securities	19.7%
Corporate Bonds	23.4%
U.S. Treasuries	34.3%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q739

28555-F (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Service Shares | FTRFX

Semi-Annual Shareholder Report - May 31, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$34	0.68%

Key Fund Statistics

  Net Assets$14,428,288,392
  Number of Investments1,108
  Portfolio Turnover20%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Commercial Mortgage-Backed Securities	0.7%
Foreign Governments/Agencies	0.7%
Cash Equivalents	1.5%
Emerging Markets Core Fund	2.5%
High Yield Bond Core Fund	3.0%
Project and Trade Finance Core Fund	7.0%
Collaterized Mortgage Obligations	8.9%
Mortgage-Backed Securities	19.7%
Corporate Bonds	23.4%
U.S. Treasuries	34.3%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q507

28555-E (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
May 31, 2025

Share Class | Ticker	A | TLRAX	C | TLRCX	R | FTRKX	Institutional | FTRBX
	Service | FTRFX	R6 | FTRLX

Federated Hermes Total Return Bond Fund

A Portfolio of Federated Hermes Total Return Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2025 (unaudited)
Principal Amount or Shares		Value in U.S. Dollars
	U.S. TREASURIES—34.3%
	U.S. Treasury Bonds—6.6%
$ 4,845,000	United States Treasury Bond, 2.250%, 8/15/2049	$ 2,963,495
13,420,000	United States Treasury Bond, 2.375%, 11/15/2049	8,412,720
215,000	United States Treasury Bond, 2.500%, 2/15/2045	147,914
250,000	United States Treasury Bond, 2.500%, 2/15/2046	169,244
350,000	United States Treasury Bond, 2.500%, 5/15/2046	236,094
9,000,000	United States Treasury Bond, 2.750%, 11/15/2047	6,245,333
9,000,000	United States Treasury Bond, 2.875%, 5/15/2043	6,790,758
2,380,000	United States Treasury Bond, 2.875%, 8/15/2045	1,738,155
10,400,000	United States Treasury Bond, 2.875%, 5/15/2049	7,286,258
2,000,000	United States Treasury Bond, 3.000%, 5/15/2042	1,563,233
800,000	United States Treasury Bond, 3.000%, 11/15/2045	595,874
2,000,000	United States Treasury Bond, 3.000%, 2/15/2047	1,468,193
850,000	United States Treasury Bond, 3.000%, 8/15/2048	614,182
950,000	United States Treasury Bond, 3.125%, 8/15/2044	732,120
3,215,000	United States Treasury Bond, 3.125%, 5/15/2048	2,381,072
2,885,000	United States Treasury Bond, 3.750%, 8/15/2041	2,533,502
69,000,000	United States Treasury Bond, 3.875%, 2/15/2043	60,585,057
406,385,000	United States Treasury Bond, 4.125%, 8/15/2053	355,371,613
421,570,000	United States Treasury Bond, 4.250%, 2/15/2054	376,114,552
7,890,000	United States Treasury Bond, 4.250%, 8/15/2054	7,048,830
30,000,000	United States Treasury Bond, 4.375%, 8/15/2043	28,040,112
3,100,000	United States Treasury Bond, 4.500%, 2/15/2036	3,134,880
5,000,000	United States Treasury Bond, 4.625%, 5/15/2054	4,755,249
72,000,000	United States Treasury Bond, 4.625%, 2/15/2055	68,679,410
5,000,000	United States Treasury Bond, 5.250%, 11/15/2028	5,213,946
	TOTAL	952,821,796
	U.S. Treasury Inflation-Protected Notes—0.0%
339,493	U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	244,785
	U.S. Treasury Notes—27.7%
265,000	United States Treasury Note, 0.250%, 9/30/2025	261,441
12,000,000	United States Treasury Note, 0.375%, 7/31/2027	11,129,726
10,410,000	United States Treasury Note, 0.375%, 9/30/2027	9,605,604
5,400,000	United States Treasury Note, 0.500%, 4/30/2027	5,063,178
1,500,000	United States Treasury Note, 0.500%, 10/31/2027	1,383,886
700,000	United States Treasury Note, 1.125%, 2/28/2027	666,840
1,000,000	United States Treasury Note, 1.125%, 2/29/2028	929,038
9,000,000	United States Treasury Note, 1.250%, 4/30/2028	8,355,799
67,000,000	United States Treasury Note, 1.500%, 1/31/2027	64,354,894
270,000	United States Treasury Note, 1.625%, 5/15/2026	263,609
21,650,000	United States Treasury Note, 1.750%, 12/31/2026	20,908,760
49,063,000	United States Treasury Note, 1.875%, 2/28/2027	47,358,090
1,300,000	United States Treasury Note, 2.250%, 11/15/2025	1,287,866
180,000	United States Treasury Note, 2.375%, 5/15/2027	174,817
23,300,000	United States Treasury Note, 2.375%, 3/31/2029	22,032,035
100,000	United States Treasury Note, 2.375%, 5/15/2029	94,404
113,155,000	United States Treasury Note, 2.625%, 5/31/2027	110,374,171
130,000	United States Treasury Note, 2.625%, 2/15/2029	124,280
4,800,000	United States Treasury Note, 2.750%, 2/15/2028	4,661,244
56,000,000	United States Treasury Note, 2.750%, 5/31/2029	53,588,175
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 90,000,000		United States Treasury Note, 2.875%, 4/30/2029	$ 86,622,381
32,695,000		United States Treasury Note, 3.125%, 8/31/2027	32,165,070
50,000,000		United States Treasury Note, 3.500%, 1/31/2028	49,533,920
10,000,000		United States Treasury Note, 3.500%, 4/30/2028	9,899,564
22,500,000		United States Treasury Note, 3.500%, 9/30/2029	22,111,951
67,250,000		United States Treasury Note, 3.625%, 5/31/2028	66,782,404
40,000,000		United States Treasury Note, 3.625%, 8/31/2029	39,519,580
13,000,000		United States Treasury Note, 3.625%, 9/30/2031	12,642,763
10,325,000		United States Treasury Note, 3.750%, 5/15/2028	10,294,355
268,000,000		United States Treasury Note, 3.750%, 8/31/2031	262,666,586
126,000,000		United States Treasury Note, 3.875%, 3/15/2028	126,065,646
3,690,000		United States Treasury Note, 3.875%, 4/30/2030	3,675,425
140,000,000		United States Treasury Note, 4.000%, 7/31/2029	140,369,502
19,130,000		United States Treasury Note, 4.000%, 2/28/2030	19,171,485
33,000,000		United States Treasury Note, 4.000%, 3/31/2030	33,059,129
60,670,000		United States Treasury Note, 4.000%, 4/30/2032	60,062,087
165,000,000		United States Treasury Note, 4.125%, 11/15/2027	165,918,604
145,000,000		United States Treasury Note, 4.125%, 10/31/2029	146,050,235
42,000,000		United States Treasury Note, 4.125%, 11/30/2029	42,317,251
104,820,000		United States Treasury Note, 4.125%, 7/31/2031	104,953,237
739,000,000		United States Treasury Note, 4.125%, 10/31/2031	738,810,077
9,000,000		United States Treasury Note, 4.125%, 3/31/2032	8,980,574
5,000,000		United States Treasury Note, 4.250%, 6/30/2029	5,061,277
240,800,000		United States Treasury Note, 4.250%, 11/15/2034	238,392,530
72,500,000		United States Treasury Note, 4.375%, 12/31/2029	73,772,447
12,000,000		United States Treasury Note, 4.375%, 1/31/2032	12,156,954
5,000,000		United States Treasury Note, 4.625%, 9/30/2028	5,114,100
2,500,000		United States Treasury Note, 4.625%, 9/30/2030	2,573,537
1,100,500,000		United States Treasury Note, 4.625%, 2/15/2035	1,120,810,498
		TOTAL	4,002,171,026
		TOTAL U.S. TREASURIES (IDENTIFIED COST $5,034,575,579)	4,955,237,607
		CORPORATE BONDS—23.3%
		Auto Receivables—0.0%
500,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	405,947
		Basic Industry - Chemicals—0.1%
119,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	121,251
250,000		Reliance Industries Ltd., Sr. Unsecd. Note, 144A, 2.875%, 1/12/2032	218,942
8,755,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	7,955,653
200,000	[1]	San Miguel Industrias, Sr. Unsecd. Note, 144A, 3.750%, 8/2/2028	183,753
1,300,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	1,066,881
1,600,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	1,574,651
		TOTAL	11,121,131
		Basic Industry - Metals & Mining—0.4%
8,960,000	[1]	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	7,938,763
2,600,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 6.000%, 4/5/2054	2,477,863
4,420,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	4,510,334
600,000		Antofagasta PLC, 144A, 6.250%, 5/2/2034	611,409
400,000		Cia de Minas Buenaventura S.A., Sr. Unsecd. Note, REGS, 5.500%, 7/23/2026	398,404
500,000		Codelco, Inc., Sr. Unsecd. Note, REGS, 5.125%, 2/2/2033	479,601
200,000		CSN Islands XI Corp., Sr. Unsecd. Note, REGS, 6.750%, 1/28/2028	189,671
500,000		Freeport Indonesia PT, Sr. Unsecd. Note, REGS, 6.200%, 4/14/2052	479,622
10,330,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	10,308,132
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$ 1,830,000	[1]	Glencore Funding LLC, 144A, 5.893%, 4/4/2054	$ 1,747,071
6,692,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	6,513,968
3,344,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	2,140,286
200,000		Ivanhoe Mines Ltd., Sr. Unsecd. Note, 144A, 7.875%, 1/23/2030	194,895
800,000		OCP S.A., Sr. Unsecd. Note, 144A, 7.500%, 5/2/2054	783,972
200,000		OCP S.A., Sr. Unsecd. Note, REGS, 6.750%, 5/2/2034	202,209
155,000		Samarco Mineracao S.A., Sr. Secd. Note, REGS, 9.500%, 6/30/2031	150,638
10,960		Samarco Mineracao S.A., Sr. Unsecd. Note, 144A, 9.500%, 6/30/2031	10,652
4,034,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	4,277,807
8,000,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2034	7,997,085
200,000		Vale Overseas Ltd., Sr. Unsecd. Note, 3.750%, 7/8/2030	187,198
300,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 9.475%, 7/24/2030	284,671
		TOTAL	51,884,251
		Basic Industry - Paper—0.1%
10,775,000		Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.777%, 4/3/2054	10,260,440
400,000		Suzano Austria GmbH, Sr. Unsecd. Note, 6.000%, 1/15/2029	407,176
		TOTAL	10,667,616
		Capital Goods - Aerospace & Defense—1.0%
7,700,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	7,555,950
10,345,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	6,565,400
10,000,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 5.300%, 3/26/2034	10,100,324
4,065,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	3,937,927
9,035,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	8,291,741
7,500,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	6,994,494
2,340,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,552,749
3,935,000		Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	4,201,628
7,455,000		Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	7,956,725
600,000		Embraer Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 7.000%, 7/28/2030	639,841
5,940,000		General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	5,757,996
11,397,000		HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	11,509,397
7,127,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	6,937,339
200,000		Kingston Airport Revenue Finance Ltd., Sec. Fac. Bond, 144A, 6.750%, 12/15/2036	198,123
9,870,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	9,614,027
6,900,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	6,865,698
9,221,000		Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	9,062,419
9,119,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	8,973,252
6,645,000		Northrop Grumman Corp., Sr. Unsecd. Note, 5.250%, 7/15/2035	6,669,933
12,333,000		RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	12,421,377
5,163,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	4,507,397
		TOTAL	140,313,737
		Capital Goods - Building Materials—0.1%
6,532,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	6,364,770
2,305,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	2,438,057
200,000		JSW Infrastructure Ltd., Sec. Fac. Bond, 144A, 4.950%, 1/21/2029	193,225
		TOTAL	8,996,052
		Capital Goods - Construction Machinery—0.1%
3,200,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.800%, 4/15/2034	3,212,592
69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	70,560
295,000		Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	202,331
7,570,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	7,137,247
2,924,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	2,835,407
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Construction Machinery—continued
$ 6,015,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN1, 5.050%, 6/12/2034	$ 6,023,624
		TOTAL	19,481,761
		Capital Goods - Diversified Manufacturing—0.3%
4,055,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	4,055,000
4,180,000		Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	2,581,428
3,940,000		Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	3,791,108
2,845,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	2,873,903
2,655,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	2,558,451
13,027,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 6/14/2029	12,471,122
200,000		SMRC Automotive Holdings, Sec. Fac. Bond, 144A, 5.625%, 7/11/2029	202,511
1,645,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	1,439,807
6,680,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	5,863,853
		TOTAL	35,837,183
		Capital Goods - Environmental—0.2%
5,000,000	[1]	Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	4,200,971
5,000,000		Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	5,083,444
5,000,000		Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	4,599,713
5,000,000		Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	4,774,335
6,470,000		Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	6,527,119
		TOTAL	25,185,582
		Capital Goods - Packaging—0.0%
6,205,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	6,097,194
		Communications - Cable & Satellite—0.4%
8,000,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	6,191,505
10,195,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	6,735,026
3,060,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	1,793,800
4,070,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	4,002,775
485,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	325,588
2,325,000		Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	1,883,526
400,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	338,822
3,005,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	2,999,938
10,000,000		Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	9,936,393
6,525,000		Comcast Corp., Sr. Unsecd. Note, 4.250%, 1/15/2033	6,212,394
580,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	541,644
3,000,000		Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	2,509,905
8,765,000		Comcast Corp., Sr. Unsecd. Note, 5.350%, 5/15/2053	7,941,153
3,000,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	3,023,809
5,262,000		Time Warner Cable, Inc., Co. Guarantee, 5.500%, 9/1/2041	4,640,206
1,250,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	962,652
		TOTAL	60,039,136
		Communications - Media & Entertainment—0.4%
4,040,000		AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	4,043,734
2,860,000		AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	2,736,054
7,800,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	7,704,230
7,250,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	6,872,120
5,725,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.450%, 8/15/2052	4,737,984
11,505,000		Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	11,017,425
10,000,000		Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	10,165,947
7,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	6,159,918
8,445,000		Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	6,069,055
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 3,155,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	$ 2,243,635
	TOTAL	61,750,102
	Communications - Telecom Wireless—0.6%
8,180,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	7,485,854
6,000,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	5,275,356
5,090,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	4,507,355
4,705,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	2,979,251
4,000,000	American Tower Corp., Sr. Unsecd. Note, 5.550%, 7/15/2033	4,072,830
500,000	Bharti Airtel Ltd., Sr. Unsecd. Note, 144A, 3.250%, 6/3/2031	457,795
700,000	Colombia Telecomunicaciones S.A. ESP, Sr. Unsecd. Note, REGS, 4.950%, 7/17/2030	614,847
6,925,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	4,370,983
8,700,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	8,690,117
179,565	Digicel Intermediate Holdings Ltd., 12.000%, 5/25/2027	180,141
350,000	Telecommunications Services of Trinidad & Tobago Ltd., Sec. Fac. Bond, REGS, 8.875%, 10/18/2029	351,347
132,000	Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	131,343
1,917,000	T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	1,872,565
4,608,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	3,298,257
6,600,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	6,366,683
5,610,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 4/15/2026	5,526,587
13,445,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	13,336,321
4,095,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	3,877,091
800,000	Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, 144A, 7.650%, 1/24/2032	812,688
4,000,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	3,028,639
10,335,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	9,680,789
	TOTAL	86,916,839
	Communications - Telecom Wirelines—0.4%
10,655,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	10,407,393
8,590,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	6,576,172
4,035,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,765,135
1,940,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	1,318,554
14,300,000	AT&T, Inc., Sr. Unsecd. Note, 4.700%, 8/15/2030	14,348,293
2,100,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	1,948,851
4,550,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	4,720,560
4,160,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	3,571,138
200,000	Liberty Costa Rica Senior Secured Finance, Sec. Fac. Bond, REGS, 10.875%, 1/15/2031	214,068
7,995,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	6,047,035
870,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	648,673
4,090,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	3,210,400
6,607,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.780%, 2/15/2035	6,360,921
1,522,000	Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	891,953
	TOTAL	63,029,146
	Consumer Cyclical - Automotive—0.6%
9,130,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.800%, 10/3/2025	9,166,566
7,595,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	7,306,805
2,285,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	2,115,572
5,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.500%, 2/7/2035	4,878,585
3,855,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	3,938,566
10,450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	10,517,402
260,000	General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	234,904
4,484,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	4,497,697
2,210,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 9/6/2034	2,116,734
2,345,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	2,371,847
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 5,240,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.400%, 1/9/2033	$ 5,413,472
10,335,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	10,421,321
7,643,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	7,793,743
1,000,000		Hyundai Capital Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/5/2029	1,008,692
7,300,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	7,401,866
2,600,000		Mercedes-Benz Finance NA LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	2,605,819
11,097,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	11,092,106
		TOTAL	92,881,697
		Consumer Cyclical - Gaming—0.0%
250,000		GLP Capital LP / GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	249,606
		Consumer Cyclical - Retailers—0.4%
2,895,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,677,126
1,597,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,607,940
8,235,000	[1]	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	7,626,060
12,340,000		AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	12,438,957
10,306,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	9,771,711
9,000,000		Home Depot, Inc., 5.300%, 6/25/2054	8,424,073
3,705,000		Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	3,429,980
3,800,000		Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	3,613,475
2,370,000		Home Depot, Inc., Sr. Unsecd. Note, 4.000%, 9/15/2025	2,366,980
6,250,000		Home Depot, Inc., Sr. Unsecd. Note, 4.950%, 6/25/2034	6,255,096
400,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	376,192
		TOTAL	58,587,590
		Consumer Cyclical - Services—0.4%
9,550,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.875%, 5/12/2041	7,007,216
14,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.100%, 5/12/2051	9,280,408
5,030,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	4,929,444
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	4,457,176
10,000,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	10,055,456
2,100,000		Boston University, Sr. Unsecd. Note, Series MTNA, 7.625%, 7/15/2097	2,303,417
4,475,000		Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	4,554,340
6,320,000		Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	6,234,423
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	2,109,422
		TOTAL	50,931,302
		Consumer Non-Cyclical - Food/Beverage—1.2%
870,000		Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	836,596
1,390,000		Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,253,754
8,460,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	7,048,103
8,200,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	8,317,589
3,257,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,184,520
10,550,000		Bacardi-Martini B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	10,577,364
200,000		Brf S.A., Sr. Secd. Note, REGS, 4.875%, 1/24/2030	189,565
200,000		Brf S.A., Sr. Unsecd. Note, REGS, 5.750%, 9/21/2050	159,646
9,843,000		Coca-Cola Co., Sr. Unsecd. Note, 2.125%, 9/6/2029	9,085,643
7,816,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	7,452,830
3,805,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	3,072,244
5,814,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,367,754
9,125,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 5.100%, 5/6/2035	8,951,534
1,390,000		Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	987,260
5,140,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	5,145,009
2,125,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	2,138,241
2,625,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	2,262,450
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 4,660,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	$ 4,577,578
10,580,000		Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	10,672,809
1,468,000		General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	912,782
2,712,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	2,214,532
697,000		JBS USA Lux S.A. / JBS Food Co. / JBS USA Finance Inc., Sr. Unsecd. Note, 6.750%, 3/15/2034	749,288
5,152,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	4,806,747
4,883,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	3,857,592
500,000		MARB BondCo PLC, Sr. Unsecd. Note, REGS, 3.950%, 1/29/2031	440,293
9,675,000		Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	9,642,356
10,210,000		Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	9,912,175
4,825,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	4,117,255
200,000		Minerva Luxembourg S.A., Sr. Unsecd. Note, 144A, 8.875%, 9/13/2033	214,828
8,400,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	7,882,159
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	150,243
3,980,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	3,370,839
3,610,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	3,222,431
7,768,000		Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	6,269,469
6,830,000	[1]	The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	6,442,563
10,005,000	[1]	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	10,200,683
		TOTAL	165,686,724
		Consumer Non-Cyclical - Health Care—0.6%
5,240,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	4,725,366
3,000,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	2,921,610
4,005,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	3,722,860
2,945,000		Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	2,526,742
2,504,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	1,798,745
78,175		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	77,972
1,200,000		CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	804,369
3,815,000		CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	3,392,064
1,445,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,205,548
2,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,368,871
4,775,000		CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	4,706,791
8,605,000		CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	8,122,501
8,095,000		Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	4,746,794
1,000,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	692,882
10,430,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	10,922,022
2,110,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	2,228,178
10,000,000		Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	9,836,737
8,482,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	5,440,676
2,035,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	2,064,558
10,010,000		HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	9,448,487
7,720,000		HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	7,331,657
		TOTAL	89,085,430
		Consumer Non-Cyclical - Pharmaceuticals—1.3%
4,465,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	4,446,623
7,525,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	6,981,789
7,475,000		AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	7,330,869
11,350,000		AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	9,099,920
4,975,000		AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	4,751,539
7,525,000		AbbVie, Inc., Sr. Unsecd. Note, 4.700%, 5/14/2045	6,610,620
7,075,000		AbbVie, Inc., Sr. Unsecd. Note, 4.875%, 3/15/2030	7,192,023
375,000		Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	311,205
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$ 16,550,000		Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	$ 16,707,746
10,770,000		Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	10,259,182
1,850,000		AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	1,587,383
3,525,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	1,891,038
6,100,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	5,985,155
2,000,000		AstraZeneca PLC, Sr. Unsecd. Note, 4.375%, 11/16/2045	1,701,321
1,000,000		Bayer Corp., Sr. Unsecd. Note, 144A, 6.650%, 2/15/2028	1,042,665
2,430,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	2,384,125
7,527,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.400%, 7/15/2044	5,650,933
4,925,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	3,002,475
6,745,000		Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	6,409,653
2,740,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	2,696,460
9,760,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	6,908,310
7,500,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	7,447,443
260,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	225,691
2,900,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	2,360,579
3,385,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2033	3,448,068
9,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 5.500%, 11/15/2054	8,610,284
500,000		Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	443,756
1,000,000		Johnson & Johnson, Sr. Unsecd. Note, 5.950%, 8/15/2037	1,088,496
7,605,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	7,645,335
7,125,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	7,009,317
14,722,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	13,503,112
14,139,000	[1]	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	8,118,605
8,560,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	7,586,290
9,568,000		Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	6,071,655
		TOTAL	186,509,665
		Consumer Non-Cyclical - Products—0.1%
6,465,000		Kenvue, Inc., Sr. Unsecd. Note, 4.900%, 3/22/2033	6,488,743
6,680,000		Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	6,850,330
		TOTAL	13,339,073
		Consumer Non-Cyclical - Supermarkets—0.1%
10,645,000		Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	10,371,834
		Consumer Non-Cyclical - Tobacco—0.4%
6,248,000		Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	4,220,424
6,200,000		BAT Capital Corp., Sr. Unsecd. Note, 4.742%, 3/16/2032	6,071,595
5,000,000		BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	5,211,376
4,635,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	4,526,052
5,000,000		BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	5,223,737
3,400,000	[1]	Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	3,292,012
3,770,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	3,355,400
2,210,000		Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	1,755,865
4,700,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	4,712,065
8,480,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 4/30/2035	8,205,383
5,740,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	6,012,401
4,350,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	4,102,978
		TOTAL	56,689,288
		Energy - Independent—0.2%
300,000		Azule Energy Finance PLC, Sr. Unsecd. Note, 144A, 8.125%, 1/23/2030	293,076
200,000		Buffalo Energy Mexico Holdings, Term Loan - 1st Lien, REGS, 7.875%, 2/15/2039	201,121
4,470,000		Canadian Natural Resources Ltd., 144A, 5.000%, 12/15/2029	4,454,356
4,175,000		ConocoPhillips Co., Sr. Unsecd. Note, 3.758%, 3/15/2042	3,248,179
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Independent—continued
$ 205,000		ConocoPhillips, Co. Guarantee, 6.500%, 2/1/2039	$ 223,577
6,245,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	5,602,533
3,838,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2053	3,668,413
7,546,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	7,318,601
		TOTAL	25,009,856
		Energy - Integrated—0.3%
4,815,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	3,020,253
4,485,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	4,436,914
100,000		BP PLC, Deb., 8.750%, 3/1/2032	116,031
12,328,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	12,240,580
7,209,000		Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	4,701,170
4,030,000	[1]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	4,297,411
950,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.000%, 1/13/2035	900,681
100,000		Petroleos Mexicanos, 6.500%, 6/2/2041	70,771
250,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	216,848
800,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.490%, 1/23/2027	785,454
500,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	338,222
300,000		Petroleos Mexicanos, Sr. Unsecd. Note, 8.750%, 6/2/2029	304,001
1,000,000		Puma International Financing S.A., Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	1,017,737
3,275,000		Shell Finance, Sr. Unsecd. Note, 4.000%, 5/10/2046	2,551,762
3,720,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,673,046
1,808,000		Suncor Energy, Inc., Sr. Unsecd. Note, 6.800%, 5/15/2038	1,895,766
610,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	674,609
		TOTAL	41,241,256
		Energy - Midstream—0.9%
7,952,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	7,987,831
1,050,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	999,301
5,250,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	5,194,007
1,210,000		Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,131,022
3,585,000		Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	2,543,501
2,827,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	2,653,316
3,935,000		Enbridge, Inc., Sr. Unsecd. Note, 6.700%, 11/15/2053	4,128,458
4,800,000		Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	4,083,764
885,000		Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	897,307
3,170,000		Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	3,148,818
6,480,000		Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	6,611,142
2,915,000		Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	3,044,565
475,000		Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	453,414
10,000,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 5.550%, 2/16/2055	9,339,453
200,000		Geopark Ltd., Sr. Unsecd. Note, REGS, 8.750%, 1/31/2030	158,860
520,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	562,360
1,820,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	1,131,598
320,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	276,144
4,625,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	3,618,898
7,450,000		MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	7,250,836
4,625,000		MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	4,560,998
1,920,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	1,905,884
4,910,000		National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	4,924,164
3,945,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	3,487,194
2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,817,890
1,831,000		ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	1,818,322
525,000		ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	546,357
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 2,000,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 4.700%, 6/15/2044	$ 1,603,596
8,120,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	6,957,029
7,228,000	Southern Natural Gas Co. LLC, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	5,897,004
4,545,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,483,615
135,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	137,744
225,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.850%, 3/1/2048	189,053
7,000,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	5,987,109
3,425,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	3,365,075
10,000,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.600%, 3/15/2035	10,097,247
5,030,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.800%, 11/15/2054	4,766,403
	TOTAL	128,759,279
	Energy - Oil Field Services—0.1%
354,166	AI Candelaria Spain SLU, Sec. Fac. Bond, REGS, 7.500%, 12/15/2028	350,828
400,000	Ecopetrol S.A., Sr. Unsecd. Note, 8.375%, 1/19/2036	380,978
400,000	Ecopetrol S.A., Sr. Unsecd. Note, 8.625%, 1/19/2029	421,272
250,000	Ecopetrol S.A., Sr. Unsecd. Note, 8.875%, 1/13/2033	255,316
9,160,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.500%, 5/15/2034	9,087,384
6,685,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.950%, 5/15/2054	6,262,711
598,987	Guara Norte S.a.r.l., Sr. Note, 144A, 5.198%, 6/15/2034	561,018
200,000	Heritage Petrol Co. Ltd., REGS, 9.000%, 8/12/2029	202,736
1,000,000	Pertamina Persero PT, Sr. Unsecd. Note, 144A, 2.300%, 2/9/2031	861,784
500,040	Peru LNG S.R.L., Sr. Unsecd. Note, REGS, 5.375%, 3/22/2030	463,493
400,000	Petroleos de Venezuela S.A., Sr. Unsecd. Note, REGS, 9.750%, 5/17/2035	57,400
90,000	Pluspetrol Cam/Plus Lote, Sr. Unsecd. Note, 144A, 6.240%, 7/3/2036	91,521
300,000	PTTEP Treasury Center Co. Ltd., Sr. Unsecd. Note, REGS, 2.993%, 1/15/2030	278,224
95,000	Transport de Gas Del Sur, Sr. Unsecd. Note, 144A, 8.500%, 7/24/2031	99,819
67,000	Vista Oil & Gas Argentina, Sr. Unsecd. Note, 144A, 7.625%, 12/10/2035	64,772
495,590	Yinson Boronia Production, Sec. Fac. Bond, 144A, 8.947%, 7/31/2042	516,658
300,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.750%, 9/11/2031	308,506
200,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	205,176
	TOTAL	20,469,596
	Energy - Refining—0.0%
200,000	Kosmos Energy Ltd., Sr. Unsecd. Note, REGS, 7.500%, 3/1/2028	162,971
325,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	242,212
1,030,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	1,006,056
5,172,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	4,345,151
	TOTAL	5,756,390
	Financial Institution - Banking—5.1%
12,250,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	12,678,904
3,980,000	American Express Co., Sub. Note, 5.915%, 4/25/2035	4,116,303
600,000	Banco Bradesco S.A., 144A, 6.500%, 1/22/2030	623,928
200,000	Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 5.750%, 1/22/2030	198,945
200,000	Banco Do Brasil S.A., Jr. Sub. Note, REGS, 8.748%, 10/15/2173	201,119
400,000	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 6.625%, 1/24/2173	364,295
500,000	Bancolombia S.A., Sub., 8.625%, 12/24/2034	524,588
9,900,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	8,587,131
2,185,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,972,152
17,440,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	15,408,429
7,960,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	7,724,930
4,500,000	Bank of America Corp., Sr. Unsecd. Note, 5.080%, 1/20/2027	4,510,161
7,895,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	7,911,297
3,185,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	3,219,411
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 11,995,000		Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	$ 12,094,289
4,500,000		Bank of America Corp., Sr. Unsecd. Note, 5.819%, 9/15/2029	4,663,249
4,932,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	4,827,168
7,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	6,061,679
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.087%, 6/14/2029	9,285,220
10,235,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	9,485,180
660,000		Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	659,056
5,140,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	5,100,922
3,940,000		Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	3,763,645
10,640,000	[1]	Bank of New York Mellon, Sr. Unsecd. Note, 4.729%, 4/20/2029	10,733,934
15,085,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	13,517,521
3,165,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,929,746
7,060,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	6,212,405
6,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,923,542
345,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	343,635
10,280,000		Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	10,345,867
14,565,000		Citigroup, Inc., Sub., 5.827%, 2/13/2035	14,532,940
3,500,000		Citigroup, Inc., Sub., 6.174%, 5/25/2034	3,587,615
1,500,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	1,341,721
13,030,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	13,305,885
6,533,000		Comerica, Inc., 3.800%, 7/22/2026	6,445,118
7,310,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	7,431,626
400,000		Corp Financiera de Desarrollo S.A., Sr. Unsecd. Note, 144A, 2.400%, 9/28/2027	376,740
15,690,000		Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	16,115,221
4,280,000		Fifth Third Bank, Inc., Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	4,130,091
9,180,000		FNB Corp. (PA), 5.722%, 12/11/2030	9,084,897
5,010,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	5,006,201
3,000,000		Goldman Sachs Bank USA, Sr. Unsecd. Note, Series BKNT, 5.283%, 3/18/2027	3,013,354
5,550,000		Goldman Sachs Group, Inc., 5.016%, 10/23/2035	5,373,396
7,565,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	6,441,149
9,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	8,407,641
13,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	13,010,041
7,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	7,363,934
4,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	3,913,405
3,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.330%, 7/23/2035	3,223,759
10,180,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	10,480,186
12,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.484%, 10/24/2029	13,453,721
5,770,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	5,762,060
8,435,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	8,489,212
5,315,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	5,541,603
15,175,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	12,964,078
3,990,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	3,417,345
15,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	13,541,122
10,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	9,291,449
3,750,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	3,716,920
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	4,828,117
235,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	202,489
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.960%, 1/29/2027	3,983,864
10,275,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.995%, 7/22/2030	10,373,396
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.040%, 1/23/2028	4,030,144
9,980,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	10,045,122
6,960,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	7,041,793
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 3,370,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	$ 3,604,825
635,000		Lloyds Banking Group PLC, Sub., 4.650%, 3/24/2026	633,325
9,945,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	9,639,704
5,665,000		M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	5,900,779
7,170,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	7,740,670
11,630,000		Morgan Stanley, 4.654%, 10/18/2030	11,556,692
3,805,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	3,698,014
12,770,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	12,583,578
3,200,000		Morgan Stanley, Sr. Unsecd. Note, 5.050%, 1/28/2027	3,207,286
5,600,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	5,597,737
2,700,000		Morgan Stanley, Sr. Unsecd. Note, 5.424%, 7/21/2034	2,725,231
4,255,000		Morgan Stanley, Sr. Unsecd. Note, 5.587%, 1/18/2036	4,297,911
3,320,000		Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	3,424,407
5,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	4,259,841
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,519,470
1,685,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	1,683,064
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	7,439,438
5,720,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	4,818,772
4,687,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	4,645,635
7,054,000		Northern Trust Corp., Sub., 6.125%, 11/2/2032	7,510,371
250,000		OTP Bank Nyrt, Sub., Series EMTN, 8.750%, 5/15/2033	265,972
6,700,000		PNC Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	6,518,254
9,415,000		PNC Financial Services Group, Inc., 5.575%, 1/29/2036	9,481,163
3,745,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.550%, 1/22/2030	3,422,477
2,225,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.492%, 5/14/2030	2,288,706
7,802,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	8,029,486
5,470,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	5,582,100
14,509	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	3,047
6,160,000		Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	6,052,321
9,965,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	10,193,928
3,377,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	3,369,626
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	337,380
7,300,000		State Street Corp., Sub., 2.200%, 3/3/2031	6,357,745
11,650,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	11,697,979
350,000		Truist Bank, Sub. Deb., Series BKNT, 4.632%, 9/17/2029	342,937
3,310,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,268,198
700,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	681,296
2,280,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,235,992
5,800,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	5,895,468
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	2,532,923
500,000		Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	503,803
3,000,000		Turkiye Varlik Fonu Yonetimi AS, Sr. Unsecd. Note, 8.250%, 2/14/2029	3,108,064
6,930,000		U.S. Bancorp, 4.967%, 7/22/2033	6,743,798
3,625,000		U.S. Bancorp, 5.100%, 7/23/2030	3,670,977
2,000,000		U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	2,065,090
7,990,000		U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	8,252,791
7,835,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	6,677,739
140,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	139,322
2,100,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.244%, 1/24/2031	2,131,986
10,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	10,060,170
12,665,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	12,994,981
3,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	3,565,777
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 8,430,000		Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	$ 9,044,458
10,825,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	10,362,226
8,240,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	7,606,350
15,150,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	14,849,369
7,550,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	7,423,467
435,000		Westpac Banking Corp. Ltd., Sub., Series GMTN, 4.322%, 11/23/2031	430,658
		TOTAL	737,930,780
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,845,000		BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,476,229
4,342,000		BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	4,350,314
2,645,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	2,932,118
2,712,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	2,697,924
5,663,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	5,815,219
6,875,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	7,022,722
2,965,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	2,926,589
4,927,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	4,668,754
		TOTAL	32,889,869
		Financial Institution - Finance Companies—0.2%
4,250,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	4,120,475
2,670,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	2,521,529
6,000,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	5,884,510
2,282,000		Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	2,325,961
4,320,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	4,447,947
6,250,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	6,527,438
600,000		CT Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	552,720
		TOTAL	26,380,580
		Financial Institution - Insurance - Health—0.4%
10,000,000		Centene Corp., 2.500%, 3/1/2031	8,497,028
14,147,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	13,757,405
6,575,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2034	6,602,737
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2033	9,252,955
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.050%, 4/15/2053	8,342,247
9,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2054	8,417,662
		TOTAL	54,870,034
		Financial Institution - Insurance - Life—0.7%
4,795,000	[1]	AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	4,809,451
8,380,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	8,718,086
4,315,000		Lincoln Financial Global Funding, Sec. Fac. Bond, 144A, 5.300%, 1/13/2030	4,412,417
3,100,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	2,814,182
4,968,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	6,301,851
6,950,000		Met Tower Global Funding, 144A, 5.250%, 4/12/2029	7,108,965
330,000		MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	334,917
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	2,887,854
6,995,000		MetLife, Inc., Note, 6.375%, 6/15/2034	7,637,277
6,085,000		Metropolitan Life Global Funding I, Sr. Unsecd. Note, 144A, 5.150%, 3/28/2033	6,106,206
15,699,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	10,400,904
9,790,000		Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	9,903,109
5,060,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	3,886,279
3,650,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	3,927,023
2,070,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,330,771
20,132,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	17,752,033
5,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.100%, 8/15/2043	4,545,014
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$ 1,762,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	$ 1,840,635
1,050,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,155,213
335,000	Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	294,680
	TOTAL	107,166,867
	Financial Institution - Insurance - P&C—0.5%
1,575,000	American International Group, Inc., Sr. Unsecd. Note, 5.125%, 3/27/2033	1,576,591
10,000,000	American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	8,955,231
11,680,000	Aon North America, Inc., 5.750%, 3/1/2054	11,164,186
1,000,000	Assured Guaranty US Holding, Inc., Sr. Unsecd. Note, 7.000%, 6/1/2034	1,081,958
30,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	24,648
5,825,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 1.375%, 9/15/2030	5,007,028
4,300,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 3.350%, 5/3/2026	4,258,693
1,000,000	Cincinnati Financial Corp., Sr. Unsecd. Note, 6.920%, 5/15/2028	1,069,287
8,695,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	8,453,651
7,840,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	7,919,798
9,160,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	9,203,522
6,600,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	8,457,296
2,245,000	The Hartford Insurance Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	2,368,026
3,932,000	The Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	3,765,029
	TOTAL	73,304,944
	Financial Institution - REIT - Apartment—0.4%
13,153,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	12,908,967
10,000,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	9,824,489
11,650,000	Camden Property Trust, Sr. Unsecd. Note, 5.850%, 11/3/2026	11,858,203
9,740,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	9,949,082
2,955,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	2,438,688
2,490,000	UDR, Inc., Sr. Unsecd. Note, 5.125%, 9/1/2034	2,428,069
8,350,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	6,589,796
	TOTAL	55,997,294
	Financial Institution - REIT - Healthcare—0.2%
7,267,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	6,111,060
4,110,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	3,768,405
5,000,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	4,919,831
3,350,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,332,862
8,352,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	7,538,709
2,895,000	Welltower, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	2,895,000
	TOTAL	28,565,867
	Financial Institution - REIT - Office—0.1%
6,560,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	5,110,603
1,820,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	1,802,546
2,500,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	2,455,607
3,480,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	3,305,543
955,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	861,202
5,810,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	4,673,497
	TOTAL	18,208,998
	Financial Institution - REIT - Other—0.1%
7,210,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	7,122,989
	Financial Institution - REIT - Retail—0.2%
3,390,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	3,166,157
9,467,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	9,249,182
8,075,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	8,642,694
7,556,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	7,516,034
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - REIT - Retail—continued
$ 7,000,000	Regency Centers LP, Sr. Unsecd. Note, 5.100%, 1/15/2035	$ 6,907,524
	TOTAL	35,481,591
	Food Services—0.0%
200,000	Alsea de Mexico SAB de CV, Sr. Unsecd. Note, REGS, 7.750%, 12/14/2026	202,417
	Manufactured Housing—0.0%
COP 4,000,000,000	Colombian TES, Unsecd. Note, Series G, 7.000%, 3/26/2031	778,840
$ 66,668	Provincia De Cordoba, Sr. Unsecd. Note, REGS, 6.875%, 12/10/2025	67,065
	TOTAL	845,905
	Municipal Services—0.0%
1,310,000	Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	1,244,674
	Sovereign—0.0%
3,700,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	3,865,681
	State/Provincial—0.0%
202,293	Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 6.625%, 9/1/2037	146,663
	Technology—2.0%
11,194,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	6,092,602
3,827,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	2,622,643
8,000,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,806,798
555,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	454,744
11,960,000	Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	11,976,579
11,200,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	10,036,698
6,562,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	6,558,734
5,452,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	5,409,391
3,998,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	3,899,511
10,360,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	10,547,814
2,953,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,446,832
352,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	286,436
8,100,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	7,117,336
8,101,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	7,851,815
5,685,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 5.550%, 8/22/2034	5,607,252
10,050,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	10,221,475
10,390,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	10,497,149
8,015,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	8,060,447
1,535,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,518,361
2,280,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,632,006
5,985,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	5,707,565
5,360,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	5,211,264
6,562,000	Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	5,713,731
4,555,000	Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	4,515,120
2,970,000	Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,969,302
5,152,000	Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	5,176,256
5,070,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	4,735,688
4,950,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	4,821,561
6,415,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	6,257,030
5,320,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 5.350%, 7/30/2030	5,430,006
7,545,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	7,498,509
5,886,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	5,805,090
2,100,000	Leidos Holdings, Inc., Co. Guarantee, Series 1, 5.950%, 12/1/2040	2,060,223
5,885,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	5,923,823
2,875,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	2,884,313
3,400,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	3,334,328
1,297,000	Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	750,092
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—continued
$ 3,632,000		Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	$ 2,362,958
6,123,000		Microsoft Corp., Sr. Unsecd. Note, 3.041%, 3/17/2062	3,869,250
1,800,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	1,790,911
284,000		Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	251,481
4,410,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	4,303,385
5,000,000		Oracle Corp., Sr. Unsecd. Note, 6.500%, 4/15/2038	5,325,704
4,575,000		Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	4,945,072
5,100,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	4,769,245
2,560,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	2,395,504
1,150,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	1,145,718
6,090,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	5,911,165
5,452,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	5,262,178
5,036,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	5,259,081
15,532,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	13,654,808
10,985,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	10,824,576
2,920,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	2,839,153
3,750,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,725,882
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	329,619
4,632,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	4,461,096
3,450,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	2,948,151
		TOTAL	285,813,461
		Transportation - Airlines—0.0%
50,000		Latam Airlines Group S.A., 144A, 7.875%, 4/15/2030	50,263
		Transportation - Railroads—0.3%
9,882,000	[3]	Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	9,181,462
1,570,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	1,509,813
2,630,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,343,346
1,295,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	919,395
3,660,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	3,115,759
4,590,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	4,074,694
6,165,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	5,636,046
3,677,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	3,686,262
9,000,000		Union Pacific Corp., Sr. Unsecd. Note, 5.600%, 12/1/2054	8,724,586
		TOTAL	39,191,363
		Transportation - Services—0.5%
200,000		Adani Ports and Special Economic Zone Ltd., Sr. Unsecd. Note, REGS, 3.828%, 2/2/2032	170,568
5,630,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	5,664,978
10,625,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	10,233,317
7,885,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	7,875,614
2,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.400%, 7/1/2027	1,989,382
8,100,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 2/1/2030	8,232,308
3,585,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	3,664,887
2,680,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	2,745,934
7,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	6,786,917
7,735,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	7,952,746
1,500,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	1,533,712
9,235,000		United Parcel Service, Inc., Sr. Unsecd. Note, 4.650%, 10/15/2030	9,271,855
8,781,000		United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	8,788,902
		TOTAL	74,911,120
		Utility - Electric—1.6%
3,037,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	3,023,239
12,535,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	7,935,776
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 6,462,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	$ 6,617,915
4,868,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	4,340,018
1,450,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,182,164
2,590,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	1,958,565
8,502,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	8,850,890
2,990,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	3,158,313
7,205,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	7,552,637
10,000,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series B, 4.850%, 8/15/2052	8,222,355
6,953,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	6,527,678
13,520,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	9,734,367
9,610,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	8,124,049
9,090,000	Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	9,019,763
2,175,000	Duke Energy Indiana, LLC, 1st Mtg. Bond, 6.350%, 8/15/2038	2,328,738
427,000	Duke Energy Indiana, LLC, Sr. Deb., 6.120%, 10/15/2035	450,313
2,450,000	Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	2,481,340
7,500,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	6,948,680
5,679,000	Electricite de France S.A., Note, 144A, 5.600%, 1/27/2040	5,483,309
5,621,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	5,923,553
7,554,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	6,101,505
5,742,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.500%, 7/12/2031	4,974,143
400,000	Energuate Trust, Sr. Unsecd. Note, REGS, 5.875%, 5/3/2027	395,796
200,000	Engie Energia Chile S.A., Sr. Unsecd. Note, 144A, 6.375%, 4/17/2034	203,550
1,400,000	Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	1,452,274
3,985,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	3,104,562
7,551,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	7,548,009
2,485,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	1,850,684
3,787,000	Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	3,044,597
2,302,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	1,879,215
1,600,000	Exelon Corp., Sr. Unsecd. Note, 5.125%, 3/15/2031	1,621,464
7,500,000	Exelon Corp., Sr. Unsecd. Note, 5.600%, 3/15/2053	6,977,302
3,107,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	2,610,736
5,400,000	Florida Power & Light Co., Sr. Unsecd. Note, 4.550%, 10/1/2044	4,456,884
5,831,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	5,714,829
600,000	KALLPA Generacion S.A., Sr. Unsecd. Note, REGS, 4.125%, 8/16/2027	593,224
7,759,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	7,683,139
5,452,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	5,424,274
9,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.250%, 2/28/2053	8,056,854
5,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.550%, 3/15/2054	4,632,661
5,000,000	NiSource, Inc., Sr. Unsecd. Note, 3.950%, 3/30/2048	3,752,284
2,410,000	NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	1,927,305
1,520,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	1,549,764
7,742,000	NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	7,798,899
250,000	Northern States Power Co., MN, 7.125%, 7/1/2025	250,168
7,430,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	6,423,865
3,040,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	3,028,232
3,040,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	2,853,317
14,895,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	14,784,605
1,450,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	1,496,323
200,000	Termocandelaria Power S.A., Sr. Unsecd. Note, 144A, 7.750%, 9/17/2031	199,533
3,805,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	3,515,785
1,440,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	1,459,846
	TOTAL	237,229,290
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Natural Gas—0.1%
$ 9,000,000		Sempra Energy, Jr. Sub. Note, 4.125%, 4/1/2052	$ 8,518,391
7,915,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	7,648,477
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,152,608
		TOTAL	17,319,476
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,314,004
1,973,000		The East Ohio Gas Co., Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	1,197,629
		TOTAL	2,511,633
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,521,565,794)	3,368,546,022
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.0%
		Federal Home Loan Mortgage Corporation—4.2%
27,793,638	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 413, Class F25, 5.471% (30-DAY AVERAGE SOFR +1.150%), 5/25/2054	27,779,894
1,460		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025	1,458
9,165,697	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FG, 5.321% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	9,124,482
18,046,478	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class JF, 5.521% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	17,913,930
45,863,616	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5402, Class FB, 5.421% (30-DAY AVERAGE SOFR +1.100%), 4/25/2054	45,812,813
35,572,838	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5416, Class FM, 5.521% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	35,390,773
36,400,373	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 5.521% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	36,255,300
32,720,173	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5422, Class FK, 5.521% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	32,590,598
28,747,268	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 5.521% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	28,605,366
34,550,000	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5428, Class FB, 5.421% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	34,311,595
3,655,778	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5438, Class FC, 5.421% (30-DAY AVERAGE SOFR +1.100%), 8/25/2054	3,649,314
51,796,474	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5440, Class WF, 5.471% (30-DAY AVERAGE SOFR +1.150%), 8/25/2054	51,722,794
40,381,254	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5449, Class FE, 5.421% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	40,281,080
9,204,876	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5458, Class PF, 5.321% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	9,157,370
65,861,881	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class FL, 5.421% (30-DAY AVERAGE SOFR +1.100%), 3/25/2055	65,480,758
69,540,567	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class JF, 5.471% (30-DAY AVERAGE SOFR +1.150%), 3/25/2055	69,117,253
22,800,766	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5519, Class FG, 5.371% (30-DAY AVERAGE SOFR +1.050%), 9/25/2054	22,615,300
72,973,940	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5522, Class BF, 5.371% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	72,752,756
9,146,122	[3]	Federal Home Loan Mortgage Corp. REMIC, Series FLT, PT, Class FH, 5.171% (30-DAY AVERAGE SOFR +0.850%), 10/25/2054	9,059,002
		TOTAL	611,621,836
	[3]	Federal National Mortgage Association—1.7%
36,963,655		Federal National Mortgage Association REMIC, Series 2024-34, Class FL, 5.371% (30-DAY AVERAGE SOFR +1.050%), 6/25/2054	36,714,280
35,388,140		Federal National Mortgage Association REMIC, Series 2024-36, Class FA, 5.421% (30-DAY AVERAGE SOFR +1.100%), 6/25/2054	35,162,990
36,013,706		Federal National Mortgage Association REMIC, Series 2024-39, Class BF, 5.371% (30-DAY AVERAGE SOFR +1.050%), 6/25/2054	35,737,553
51,041,063		Federal National Mortgage Association REMIC, Series 2024-82, Class HF, 5.521% (30-DAY AVERAGE SOFR +1.200%), 11/25/2054	50,913,991
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[3]	Federal National Mortgage Association—continued
$ 82,291,919		Federal National Mortgage Association REMIC, Series 2025-18, Class WF, 5.421% (30-DAY AVERAGE SOFR +1.100%), 9/25/2054	$ 82,041,142
		TOTAL	240,569,956
	[3]	Government National Mortgage Association—0.1%
16,186,458		Government National Mortgage Association REMIC, Series 2024-44, Class KF, 5.178% (30-DAY AVERAGE SOFR +0.850%), 3/20/2054	16,114,221
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $872,734,315)	868,306,013
		FOREIGN GOVERNMENTS/AGENCIES—0.7%
		Financial Institution - Banking—0.0%
EGP 39,700,000		Egypt Treasury Bill, Series 364D, 0.000%, 7/29/2025	765,169
41,300,000		Egypt Treasury Bill, Series 364D, 0.000%, 10/7/2025	759,142
		TOTAL	1,524,311
		Government Agency—0.0%
$ 200,000		Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	198,973
		Sovereign—0.7%
300,000		Abu Dhabi, Government of, Sr. Unsecd. Note, REGS, 3.000%, 9/15/2051	190,938
1,000,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	718,663
100,000		Argentina, Government of, Series 3, 3.000%, 5/31/2026	97,652
726,000		Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	568,458
360,000		Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	296,518
200,000		Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	124,200
300,000		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	201,450
885,000		Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	629,235
40,000		Argentina, Government of, Unsecd. Note, Series 1D, 5.000%, 10/31/2027	37,488
200,000		Armenia, Government of, Sr. Unsecd. Note, REGS, 3.950%, 9/26/2029	180,200
1,300,000		Bahrain, Kingdom of, Sr. Unsecd. Note, REGS, 5.625%, 5/18/2034	1,175,547
200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 8.375%, 1/23/2041	185,331
250,000		Bolivia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 3/20/2028	167,500
200,000		Bolivia, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/2/2030	132,150
400,000		Brazil, Government of, Sr. Unsecd. Note, 3.750%, 9/12/2031	356,531
700,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 10/20/2033	686,832
300,000		Brazil, Government of, Sr. Unsecd. Note, 6.625%, 3/15/2035	298,464
400,000		Brazil, Government of, Sr. Unsecd. Note, 7.125%, 5/13/2054	369,891
BRL 30,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	5,175,237
7,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	1,066,264
$ 1,000,000		Cameroon, Government of, Sr. Unsecd. Note, 9.500%, 7/31/2031	919,000
200,000		Colombia, Government of, Sr. Unsecd. Note, 7.375%, 4/25/2030	205,480
200,000		Colombia, Government of, Sr. Unsecd. Note, 7.750%, 11/7/2036	194,000
1,200,000		Colombia, Government of, Sr. Unsecd. Note, 8.000%, 11/14/2035	1,199,772
200,000		Colombia, Government of, Sr. Unsecd. Note, 8.500%, 4/25/2035	206,600
1,800,000		Colombia, Government of, Sr. Unsecd. Note, 8.750%, 11/14/2053	1,755,000
500,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.125%, 2/19/2031	511,535
500,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.550%, 4/3/2034	514,390
500,000		Costa Rica, Government of, Unsecd. Note, 144A, 7.300%, 11/13/2054	510,625
CZK 70,000,000		Czech, Government of, Unsecd. Note, Series 121, 1.200%, 3/13/2031	2,782,525
$ 150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.950%, 3/15/2037	150,450
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.150%, 2/24/2055	146,948
DOP 29,250,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 10.500%, 3/15/2037	488,193
$ 1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	910,900
250,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	251,375
900,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 2/22/2033	877,095
200,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	205,620
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 550,000	Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/31/2040	$ 293,799
470,000	Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.500%, 7/31/2035	292,575
225,000	Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2030	174,265
300,000	Egypt, Government of, 144A, 8.625%, 2/4/2030	297,344
1,600,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 7.052%, 1/15/2032	1,394,235
1,000,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/29/2032	900,805
1,700,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 8.500%, 1/31/2047	1,307,623
150,000	El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.650%, 11/21/2054	149,082
150,000	El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	121,635
275,000	El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	273,322
150,000	El Salvador, Government of, Sr. Unsecd. Note, REGS, 9.500%, 7/15/2052	148,730
1,500,000	Gabon, Government of, Sr. Unsecd. Note, REGS, 7.000%, 11/24/2031	1,122,039
1,400,000	Guatemala, Government of, 144A, 7.050%, 10/4/2032	1,473,108
700,000	Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.050%, 8/6/2031	700,994
500,000	Guatemala, Government of, Unsecd. Note, REGS, 5.250%, 8/10/2029	493,750
200,000	Honduras, Government of, Sr. Unsecd. Note, 144A, 8.625%, 11/27/2034	203,000
400,000	Honduras, Government of, Sr. Unsecd. Note, REGS, 5.625%, 6/24/2030	369,200
HUF 550,000,000	Hungary, Government of, Unsecd. Note, Series 27/A, 3.000%, 10/27/2027	1,435,242
1,300,000,000	Hungary, Government of, Unsecd. Note, Series 33/A, 2.250%, 4/20/2033	2,667,847
$ 700,000	Indonesia, Government of, Sr. Unsecd. Note, 3.200%, 9/23/2061	428,050
500,000	Indonesia, Government of, Sr. Unsecd. Note, 5.250%, 1/15/2030	513,648
300,000	Indonesia, Government of, Sr. Unsecd. Note, 5.600%, 1/15/2035	309,255
525,000	Iraq, Government of, Unsecd. Note, REGS, 5.800%, 1/15/2028	515,828
940,000	Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	935,555
2,000,000	Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 8.250%, 1/30/2037	1,894,600
1,500,000	Kenya, Government of, Sr. Unsecd. Note, REGS, 9.750%, 2/16/2031	1,495,500
MYR 9,640,000	Malaysia Government of, Sr. Unsecd. Note, Series 0619, 4.119%, 11/30/2034	2,369,517
10,100,000	Malaysia, Government of, Sr. Unsecd. Note, Series 0122, 3.582%, 7/15/2032	2,397,614
$ 650,000	Mexico, Government of, Sr. Unsecd. Note, 3.500%, 2/12/2034	532,740
500,000	Mexico, Government of, Sr. Unsecd. Note, 3.771%, 5/24/2061	278,775
750,000	Mexico, Government of, Sr. Unsecd. Note, 4.600%, 1/23/2046	541,582
200,000	Mexico, Government of, Sr. Unsecd. Note, 6.000%, 5/13/2030	205,380
600,000	Mexico, Government of, Sr. Unsecd. Note, 6.000%, 5/7/2036	574,110
200,000	Mexico, Government of, Sr. Unsecd. Note, 6.875%, 5/13/2037	201,910
206,000	Mexico, Government of, Sr. Unsecd. Note, 7.375%, 5/13/2055	203,654
MXN 300,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 7.500%, 6/3/2027	1,527,748
900,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	4,184,146
$ 300,000	Mongolia, Government of, Sr. Unsecd. Note, 144A, 6.625%, 2/25/2030	291,783
2,000,000	Nigeria, Government of, Unsecd. Note, REGS, 7.875%, 2/16/2032	1,809,740
1,000,000	Panama, Government of, Sr. Unsecd. Note, 2.252%, 9/29/2032	735,000
400,000	Panama, Government of, Sr. Unsecd. Note, 4.500%, 4/16/2050	253,636
700,000	Panama, Government of, Sr. Unsecd. Note, 6.875%, 1/31/2036	676,445
400,000	Panama, Government of, Sr. Unsecd. Note, 7.500%, 3/1/2031	418,604
500,000	Paraguay, Government of, 144A, 5.400%, 3/30/2050	419,500
500,000	Paraguay, Government of, Sr. Secd. Note, 144A, 5.600%, 3/13/2048	433,000
500,000	Paraguay, Government of, Sr. Unsecd. Note, REGS, 2.739%, 1/29/2033	418,125
2,000,000	Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	1,785,000
PEN 1,140,000	Peru, Government of, 144A, 7.600%, 8/12/2039	323,785
$ 750,000	Peru, Government of, Sr. Unsecd. Note, 2.783%, 1/23/2031	660,525
400,000	Peru, Government of, Sr. Unsecd. Note, 3.000%, 1/15/2034	332,880
PEN 23,500,000	Peru, Government of, Sr. Unsecd. Note, 7.600%, 8/12/2039	6,674,522
$ 300,000	Philippines, Government of, Sr. Unsecd. Note, 5.900%, 2/4/2050	299,687
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,000,000		Philippines, Government of, Sr. Unsecd. Note, 6.375%, 10/23/2034	$ 1,089,329
PLN 20,000,000		Poland, Government of, Unsecd. Note, Series 0432, 1.750%, 4/25/2032	4,320,282
4,000,000		Poland, Government of, Unsecd. Note, Series 0725, 3.250%, 7/25/2025	1,063,635
$ 300,000		Qatar, Government of, Sr. Unsecd. Note, REGS, 4.400%, 4/16/2050	250,875
RON 10,000,000		Romania, Government of, Unsecd. Note, Series 4Y, 6.300%, 4/26/2028	2,184,525
10,000,000		Romania, Government of, Unsecd. Note, Series 5Y, 3.250%, 6/24/2026	2,163,312
$ 800,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 5.375%, 1/13/2031	823,904
300,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 3.450%, 2/2/2061	179,583
1,300,000		South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	1,245,920
ZAR 55,000,000		South Africa, Government of, Sr. Unsecd. Note, Series 2044, 8.750%, 1/31/2044	2,423,976
62,500,000		South Africa, Government of, Unsecd. Note, Series 2032, 8.250%, 3/31/2032	3,279,617
$ 300,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.350%, 3/15/2033	232,875
584,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/15/2028	543,120
300,000		Trinidad and Tobago, Government of, REGS, 5.950%, 1/14/2031	290,646
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	2,153,337
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 1/14/2041	1,579,694
500,000		Uruguay, Government of, Sr. Unsecd. Note, 5.250%, 9/10/2060	438,745
300,000		Uruguay, Government of, Sr. Unsecd. Note, 5.750%, 10/28/2034	312,600
1,000,000	[4,5]	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 12/31/2099	151,006
		TOTAL	97,675,477
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $99,636,270)	99,398,761
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.7%
		Agency Commercial Mortgage-Backed Securities—0.1%
11,890,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.736%, 10/25/2048	11,834,752
		Commercial Mortgage—0.6%
4,500,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	4,436,488
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	8,544,132
4,359,000		Bank, Class A5, 3.390%, 6/15/2060	4,244,957
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	8,641,096
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	29,028,192
4,075,000		BMO Mortgage Trust 2023-C4, Class A2, 5.458%, 2/15/2056	4,115,760
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,498,290
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	3,995,065
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	13,970,516
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,248,406
		TOTAL	82,722,902
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $99,491,937)	94,557,654
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
124		Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	128
26		Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	26
85,705		Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	89,545
8,610		Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	8,859
225		Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	231
91,797		Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	90,289
526		Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	525
1,427		Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	1,402
2,023		Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	1,995
1,628		Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	1,674
18,984		Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	19,381
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 3,558	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	$ 3,725
	TOTAL	217,780
	Federal National Mortgage Association—0.0%
404	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	421
1,335	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	1,389
1,750	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	1,794
19	Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	19
9,566	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	9,999
5,524	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	5,684
41	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	43
52	Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	53
501	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	525
174	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	183
741	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	785
5,389	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	5,580
38,592	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	39,515
5,520	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	5,657
21,893	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	22,819
4,870	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	5,003
634	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	652
9,096	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	9,343
1,463	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	1,528
2,210	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	2,205
5,855	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	6,015
41,000	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	41,212
1,083	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	1,114
11,486	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	11,546
2,486	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	2,555
138,517	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	136,267
3,535	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	3,474
4,300	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	3,984
2,211	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	2,115
7,951	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	7,825
1,867	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	1,836
5,806	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	5,835
1,085	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	1,067
15,794	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	15,526
1,366	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	1,342
9,766	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	9,277
502	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	497
14,131	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	13,452
6,741	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	6,229
1,023	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	1,009
6,118	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	5,558
4,086	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	3,658
9,068	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	8,336
8,675	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	7,882
74,270	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	74,649
189,612	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	186,504
4,554	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	4,474
124,703	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	122,939
2,801	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	2,752
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 3,183	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	$ 3,027
12,560	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	11,600
	TOTAL	816,753
	Government National Mortgage Association—0.0%
383	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	391
473	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	486
922	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	942
1,153	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	1,161
1,310	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	1,339
581	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	597
131	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	135
92	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	94
2,437	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	2,508
1,380	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	1,423
1,552	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	1,603
10,622	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	10,826
6,940	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	7,074
2,267	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	2,313
11,071	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	11,291
12,680	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	12,938
13,713	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	13,790
5,187	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	5,217
5,905	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	6,035
12,017	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	12,093
69	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	67
326	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	327
13	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	14
6	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	6
233	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	235
18,907	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	19,316
267	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	270
16	Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	16
89	Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	91
641	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	644
1,118	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	1,146
40	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	42
490	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	492
1,393	Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	1,398
5,115	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	5,274
11,304	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	11,635
9,908	Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	9,804
906	Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	935
280	Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	280
164,091	Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	166,917
30,238	Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	30,787
33,801	Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	34,418
4,078	Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	4,160
1,010	Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	1,016
4,725	Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	4,817
5,175	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	4,778
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 1,508		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	$ 1,434
		TOTAL	392,575
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,454,354)	1,427,108
		MUNICIPAL BOND—0.0%
		Other—0.0%
390,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $409,487)	396,088
		ASSET-BACKED SECURITY—0.0%
		Financial Institution - Finance Companies—0.0%
59,966		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037 (IDENTIFIED COST $60,763)	21,030
	[3]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
843		Federal National Mortgage Association ARM, 6.250%, 1/1/2033	856
		Government National Mortgage Association—0.0%
8		Government National Mortgage Association ARM, 4.750%, 10/20/2025	9
522		Government National Mortgage Association ARM, 5.000%, 5/20/2028	523
		TOTAL	532
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,416)	1,388
		INVESTMENT COMPANIES—34.7%
326,582		Bank Loan Core Fund	2,805,341
40,966,284		Emerging Markets Core Fund	354,768,019
160,644,724		Federated Hermes Government Obligations Fund, Premier Shares, 4.23%[6]	160,644,724
77,087,934		High Yield Bond Core Fund	434,005,069
370,319,789		Mortgage Core Fund	3,040,325,468
113,744,340		Project and Trade Finance Core Fund	1,010,049,737
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,945,749,126)	5,002,598,358
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $14,575,679,041)[7]	14,390,490,029
		OTHER ASSETS AND LIABILITIES - NET—0.3%[8]	37,798,363
		NET ASSETS—100%	$14,428,288,392
At May 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	14,851	$3,080,654,312	September 2025	$1,447,498
United States Treasury Notes 5-Year Long Futures	14,492	$1,567,853,250	September 2025	$4,480,332
Short Futures:
United States Treasury Notes 10-Year Short Futures	1,939	$214,744,250	September 2025	$(1,117,927)
United States Treasury Notes 10-Year Ultra Short Futures	2,341	$263,472,234	September 2025	$(1,431,814)
United States Treasury Ultra Bond Short Futures	1,320	$153,202,500	September 2025	$(2,715,158)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$662,931
Semi-Annual Financial Statements and Additional Information

At May 31, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/3/2025	JPMorgan Chase Bank N.A.	12,508,511	BRL	$2,200,517	$(13,524)
6/18/2025	State Street Bank & Trust Co.	671,524,038	CLP	$705,356	$4,386
6/18/2025	Credit Agricole	15,408,908	CNH	$2,123,155	$17,635
6/18/2025	Bank of America N.A.	2,990,834,894	COP	$682,407	$36,201
6/18/2025	Barclays Bank PLC	9,294,778,296	COP	$2,074,570	$158,689
6/18/2025	UBS	32,883,894,686	IDR	$1,928,681	$88,626
6/18/2025	Goldman Sachs Bank USA	8,756,339	MXN	$426,072	$24,505
6/18/2025	Wells Fargo Bank N.A.	9,020,120	MXN	$427,458	$36,693
6/18/2025	Morgan Stanley & Co.	11,781,888	MXN	$566,980	$39,284
6/18/2025	Barclays Bank PLC	44,800,000	TRY	$1,131,994	$(8,865)
7/16/2025	BNP Paribas	105,623,039	TRY	$2,563,417	$8,721
7/16/2025	BNP Paribas	300,000,000	TRY	$7,280,670	$24,947
8/4/2025	Credit Agricole	3,300,815	BRL	$575,004	$(6,114)
8/7/2025	Morgan Stanley & Co.	11,868,000	AUD	6,216,340 CHF	$81,924
8/7/2025	CitiBank N.A.	11,852,771	AUD	5,687,000 GBP	$81,819
8/7/2025	CitiBank N.A.	6,262,767	CHF	11,868,000 AUD	$56,204
8/7/2025	State Street Bank & Trust Co.	27,200,000	EUR	$30,958,831	$57,435
8/7/2025	JPMorgan Chase Bank N.A.	6,798,000	EUR	$7,724,525	$27,261
8/7/2025	CitiBank N.A.	5,687,000	GBP	11,678,175 AUD	$104,224
8/7/2025	State Street Bank & Trust Co.	1,100,000,000	JPY	$7,643,212	$57,525
8/7/2025	Credit Agricole	2,200,000,000	JPY	$15,007,906	$393,568
8/20/2025	Standard Chartered Bank	400,000,000	EGP	$7,667,242	$92,316
8/25/2025	Morgan Stanley & Co.	20,750,112	CNY	$2,905,149	$(3,548)
8/25/2025	Goldman Sachs Bank USA	47,030,400,000	IDR	$2,870,858	$6,481
8/25/2025	State Street Bank & Trust Co.	247,694,400	INR	$2,865,127	$17,278
8/25/2025	State Street Bank & Trust Co.	3,980,880,000	KRW	$2,899,741	$1,983
8/25/2025	The Bank of New York Mellon	3,719,808	SGD	$2,895,993	$3,264
Contracts Sold:
6/3/2025	JPMorgan Chase Bank N.A.	8,000,000	BRL	$1,345,945	$(52,779)
6/3/2025	JPMorgan Chase Bank N.A.	4,508,511	BRL	$782,505	$(5,765)
6/18/2025	Goldman Sachs Bank USA	671,524,038	CLP	$708,668	$(1,073)
6/18/2025	State Street Bank & Trust Co.	16,200,000,000	COP	$3,901,772	$9,393
6/18/2025	Bank of America N.A.	32,883,894,686	IDR	$2,002,649	$(14,658)
6/18/2025	Morgan Stanley & Co.	13,800,000	MXN	$680,976	$(29,134)
6/18/2025	Morgan Stanley & Co.	11,696,787	MXN	$570,082	$(31,802)
6/18/2025	State Street Bank & Trust Co.	20,802,008	MXN	$991,643	$(78,771)
6/18/2025	JPMorgan Chase Bank N.A.	10,900,000	PEN	$2,970,351	$(40,668)
6/18/2025	Bank of America N.A.	1,539,045	PEN	$410,773	$(14,373)
6/18/2025	Morgan Stanley & Co.	2,601,583	PEN	$708,303	$(10,359)
6/18/2025	Bank of America N.A.	44,800,000	TRY	$1,074,032	$(49,097)
6/18/2025	State Street Bank & Trust Co.	50,000,000	ZAR	$2,730,959	$(46,445)
8/4/2025	JPMorgan Chase Bank N.A.	12,510,000	BRL	$2,169,566	$13,487
8/7/2025	CitiBank N.A.	11,678,175	AUD	5,687,000 GBP	$24,923
8/7/2025	CitiBank N.A.	11,868,000	AUD	6,262,767 CHF	$(42,165)
8/7/2025	Morgan Stanley & Co.	6,216,340	CHF	11,868,000 AUD	$(39,089)
8/7/2025	CitiBank N.A.	5,687,000	GBP	11,852,771 AUD	$(98,307)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$882,236
Semi-Annual Financial Statements and Additional Information

At May 31, 2025, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 05/31/2025[9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Barclays Bank PLC	CDX Index NA IG Series 40	Buy	1.000%	06/20/2030	0.56%	$900,000,000	$(18,110,070)	$(17,418,298)	$(691,772)
At May 31, 2025, the Fund had the following outstanding written options:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Option:
Morgan Stanley	EUR CALL/USD PUT	(27,200,000)	$27,200,000	December 2025	$1.19	$(309,645)
(Premium Received $493,136)						$(309,645)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts, the value of Written Option Contracts and Swap Contracts is included in “Other Assets and Liabilities–Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2025, were as follows:
Affiliates	Value as of 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2025	Shares Held as of 5/31/2025**	Dividend Income
Bank Loan Core Fund	$2,743,460	$103,193	$—	$(41,312)	$—	$2,805,341	326,582	$103,193
Emerging Markets Core Fund	$479,066,394	$54,692,171	$(170,725,000)	$(21,199,051)	$12,933,505	$354,768,019	40,966,284	$17,192,171
Federated Hermes Govern- ment Obligations Fund, Pre- mier Shares*	$247,930,264	$2,662,676,668	$(2,749,962,208)	$—	$—	$160,644,724	160,644,724	$3,316,890
High Yield Bond Core Fund	$404,647,741	$55,330,000	$(24,225,000)	$(1,315,698)	$(431,974)	$434,005,069	77,087,934	$13,620,750
Mortgage Core Fund	$4,153,108,289	$—	$(1,047,200,000)	$39,527,185	$(105,110,006)	$3,040,325,468	370,319,789	$92,863,167
Project and Trade Finance Core Fund	$856,583,062	$180,934,320	$(23,800,000)	$(893,596)	$(2,774,049)	$1,010,049,737	113,744,340	$34,734,320
TOTAL OF AFFILIATED TRANSACTIONS	$6,144,079,210	$2,953,736,352	$(4,015,912,208)	$16,077,528	$(95,382,524)	$5,002,598,358	763,089,653	$161,830,491

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**	At May 31, 2025, the Fund owned a majority of the outstanding shares of beneficial interest of each of Mortgage Core Fund, Emerging Markets Core Fund and Project and Trade Finance Core Fund.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4	Issuer in default.
5	Non-income-producing security.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $14,575,679,308.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at May 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Semi-Annual Financial Statements and Additional Information

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2025, in valuing the Fund’s assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$4,955,237,607	$—	$4,955,237,607
Corporate Bonds	—	3,368,542,975	3,047	3,368,546,022
Collateralized Mortgage Obligations	—	868,306,013	—	868,306,013
Foreign Governments/Agencies	—	99,398,761	—	99,398,761
Commercial Mortgage-Backed Securities	—	94,557,654	—	94,557,654
Mortgage-Backed Securities	—	1,427,108	—	1,427,108
Municipal Bond	—	396,088	—	396,088
Asset-Backed Security	—	21,030	—	21,030
Adjustable Rate Mortgages	—	1,388	—	1,388
Investment Companies	3,992,548,621	—	—	3,992,548,621
Other Investments[1]	—	—	—	1,010,049,737
TOTAL SECURITIES	$3,992,548,621	$9,387,888,624	$3,047	$14,390,490,029
Other Financial Instruments:
Assets
Futures Contracts	$5,927,830	$—	$—	$5,927,830
Foreign Exchange Contracts	—	1,468,772	—	1,468,772
Liabilities
Futures Contracts	(5,264,899)	—	—	(5,264,899)
Foreign Exchange Contracts	—	(586,536)	—	(586,536)
Swap Contracts	—	(18,110,070)	—	(18,110,070)
Written Options Contracts	—	(309,645)	—	(309,645)
TOTAL OTHER FINANCIAL INSTRUMENTS	$662,931	$(17,537,479)	$—	$(16,874,548)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $1,010,049,737 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

Semi-Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CHF	—Swiss Franc
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
DOP	—Dominican Republic Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—Korean Won
MTN	—Medium Term Note
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
RON	—New Romanian Leu
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
TRY	—Turkish Lira
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.53	$9.28	$9.57	$11.28	$11.73	$11.06
Income From Investment Operations:
Net investment income (loss)[1]	0.19	0.36	0.32	0.25	0.26	0.26
Net realized and unrealized gain (loss)	(0.14)	0.25	(0.29)	(1.61)	(0.23)	0.67
Total From Investment Operations	0.05	0.61	0.03	(1.36)	0.03	0.93
Less Distributions:
Distributions from net investment income	(0.19)	(0.36)	(0.32)	(0.24)	(0.26)	(0.26)
Distributions from net realized gain	—	—	—	(0.11)	(0.22)	—
Total Distributions	(0.19)	(0.36)	(0.32)	(0.35)	(0.48)	(0.26)
Net Asset Value, End of Period	$9.39	$9.53	$9.28	$9.57	$11.28	$11.73
Total Return[2]	0.50%	6.64%	0.32%	(12.26)%	0.32%	8.47%
Ratios to Average Net Assets:
Net expenses[3]	0.93%[4]	0.93%	0.92%	0.92%	0.92%	0.92%
Net investment income	4.03%[4]	3.80%	3.37%	2.40%	2.30%	2.31%
Expense waiver/reimbursement[5]	0.03%[4]	0.03%	0.05%	0.05%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$193,486	$196,166	$189,451	$159,323	$195,599	$201,349
Portfolio turnover[6]	20%	60%	72%	107%	68%	88%

1	Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.53	$9.27	$9.57	$11.28	$11.73	$11.06
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.31	0.27	0.19	0.21	0.21
Net realized and unrealized gain (loss)	(0.15)	0.26	(0.30)	(1.60)	(0.23)	0.66
Total From Investment Operations	0.02	0.57	(0.03)	(1.41)	(0.02)	0.87
Less Distributions:
Distributions from net investment income	(0.16)	(0.31)	(0.27)	(0.19)	(0.21)	(0.20)
Distributions from net realized gain	—	—	—	(0.11)	(0.22)	—
Total Distributions	(0.16)	(0.31)	(0.27)	(0.30)	(0.43)	(0.20)
Net Asset Value, End of Period	$9.39	$9.53	$9.27	$9.57	$11.28	$11.73
Total Return[2]	0.26%	6.22%	(0.29)%	(12.70)%	(0.17)%	7.93%
Ratios to Average Net Assets:
Net expenses[3]	1.43%[4]	1.43%	1.42%	1.42%	1.42%	1.43%
Net investment income	3.53%[4]	3.30%	2.87%	1.90%	1.80%	1.81%
Expense waiver/reimbursement[5]	0.02%[4]	0.02%	0.04%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,238	$47,443	$36,647	$28,179	$41,098	$52,265
Portfolio turnover[6]	20%	60%	72%	107%	68%	88%

1	Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.53	$9.27	$9.57	$11.28	$11.73	$11.06
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.34	0.30	0.23	0.24	0.24
Net realized and unrealized gain (loss)	(0.15)	0.26	(0.30)	(1.61)	(0.23)	0.67
Total From Investment Operations	0.03	0.60	—	(1.38)	0.01	0.91
Less Distributions:
Distributions from net investment income	(0.18)	(0.34)	(0.30)	(0.22)	(0.24)	(0.24)
Distributions from net realized gain	—	—	—	(0.11)	(0.22)	—
Total Distributions	(0.18)	(0.34)	(0.30)	(0.33)	(0.46)	(0.24)
Net Asset Value, End of Period	$9.38	$9.53	$9.27	$9.57	$11.28	$11.73
Total Return[2]	0.30%	6.56%	0.04%	(12.42)%	0.14%	8.27%
Ratios to Average Net Assets:
Net expenses[3]	1.12%[4]	1.11%	1.10%	1.11%	1.11%	1.11%
Net investment income	3.84%[4]	3.62%	3.18%	2.21%	2.11%	2.14%
Expense waiver/reimbursement[5]	0.02%[4]	0.02%	0.04%	0.06%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,330	$25,269	$25,749	$27,461	$36,596	$38,182
Portfolio turnover[6]	20%	60%	72%	107%	68%	88%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.53	$9.28	$9.57	$11.29	$11.73	$11.06
Income From Investment Operations:
Net investment income (loss)[1]	0.21	0.41	0.37	0.30	0.32	0.33
Net realized and unrealized gain (loss)	(0.14)	0.25	(0.29)	(1.61)	(0.21)	0.66
Total From Investment Operations	0.07	0.66	0.08	(1.31)	0.11	0.99
Less Distributions:
Distributions from net investment income	(0.21)	(0.41)	(0.37)	(0.30)	(0.33)	(0.32)
Distributions from net realized gain	—	—	—	(0.11)	(0.22)	—
Total Distributions	(0.21)	(0.41)	(0.37)	(0.41)	(0.55)	(0.32)
Net Asset Value, End of Period	$9.39	$9.53	$9.28	$9.57	$11.29	$11.73
Total Return[2]	0.78%	7.23%	0.87%	(11.86)%	0.97%	9.06%
Ratios to Average Net Assets:
Net expenses[3]	0.38%[4]	0.38%	0.37%	0.37%	0.37%	0.37%
Net investment income	4.58%[4]	4.35%	3.92%	2.96%	2.85%	2.86%
Expense waiver/reimbursement[5]	0.06%[4]	0.06%	0.08%	0.08%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,696,320	$11,471,017	$9,664,425	$7,573,873	$8,145,281	$7,510,994
Portfolio turnover[6]	20%	60%	72%	107%	68%	88%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.53	$9.28	$9.57	$11.28	$11.73	$11.06
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.38	0.34	0.27	0.29	0.29
Net realized and unrealized gain (loss)	(0.14)	0.25	(0.29)	(1.60)	(0.23)	0.66
Total From Investment Operations	0.06	0.63	0.05	(1.33)	0.06	0.95
Less Distributions:
Distributions from net investment income	(0.20)	(0.38)	(0.34)	(0.27)	(0.29)	(0.28)
Distributions from net realized gain	—	—	—	(0.11)	(0.22)	—
Total Distributions	(0.20)	(0.38)	(0.34)	(0.38)	(0.51)	(0.28)
Net Asset Value, End of Period	$9.39	$9.53	$9.28	$9.57	$11.28	$11.73
Total Return[2]	0.63%	6.91%	0.57%	(12.04)%	0.57%	8.73%
Ratios to Average Net Assets:
Net expenses[3]	0.68%[4]	0.68%	0.67%	0.67%	0.67%	0.67%
Net investment income	4.29%[4]	4.05%	3.61%	2.64%	2.54%	2.58%
Expense waiver/reimbursement[5]	0.26%[4]	0.26%	0.27%	0.26%	0.26%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$135,665	$159,461	$176,461	$187,000	$270,435	$356,898
Portfolio turnover[6]	20%	60%	72%	107%	68%	88%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.53	$9.27	$9.56	$11.28	$11.73	$11.06
Income From Investment Operations:
Net investment income (loss)[1]	0.22	0.41	0.37	0.30	0.32	0.33
Net realized and unrealized gain (loss)	(0.16)	0.26	(0.29)	(1.61)	(0.22)	0.66
Total From Investment Operations	0.06	0.67	0.08	(1.31)	0.10	0.99
Less Distributions:
Distributions from net investment income	(0.21)	(0.41)	(0.37)	(0.30)	(0.33)	(0.32)
Distributions from net realized gain	—	—	—	(0.11)	(0.22)	—
Total Distributions	(0.21)	(0.41)	(0.37)	(0.41)	(0.55)	(0.32)
Net Asset Value, End of Period	$9.38	$9.53	$9.27	$9.56	$11.28	$11.73
Total Return[2]	0.68%	7.35%	0.88%	(11.86)%	0.89%	9.07%
Ratios to Average Net Assets:
Net expenses[3]	0.37%[4]	0.37%	0.36%	0.36%	0.36%	0.36%
Net investment income	4.59%[4]	4.36%	3.93%	2.97%	2.85%	2.87%
Expense waiver/reimbursement[5]	0.02%[4]	0.02%	0.04%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,331,250	$3,516,247	$2,924,352	$2,286,594	$2,512,951	$1,924,055
Portfolio turnover[6]	20%	60%	72%	107%	68%	88%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2025 (unaudited)

Assets:
Investment in securities, at value including $24,476,484 of securities loaned and $5,002,598,358 of investments in affiliated holdings* (identified cost $14,575,679,041, including $4,945,749,126 of identified cost in affiliated holdings)	$14,390,490,029
Cash denominated in foreign currencies (identified cost $84,932)	87,338
Due from broker (Note 2)	20,180,640
Income receivable	108,796,345
Income receivable from affiliated holdings	2,285,849
Receivable for investments sold	201,133
Receivable for shares sold	16,559,416
Unrealized appreciation on foreign exchange contracts	1,468,772
Receivable for variation margin on futures contracts	2,460,532
Total Assets	14,542,530,054
Liabilities:
Payable for investments purchased	28,704,672
Payable for shares redeemed	28,903,278
Written options outstanding, at value (premium received $493,136)	309,645
Unrealized depreciation on foreign exchange contracts	586,536
Payable for collateral due to broker for securities lending (Note 2)	25,077,688
Payable for periodic payments to swap contracts	1,825,000
Swaps, at value (premium paid $17,418,298)	18,110,070
Income distribution payable	9,352,518
Payable for investment adviser fee (Note 5)	208,192
Payable for administrative fee (Note 5)	60,934
Payable for distribution services fee (Note 5)	86,676
Payable for other service fees (Notes 2 and 5)	88,458
Accrued expenses (Note 5)	927,995
Total Liabilities	114,241,662
Net assets for 1,537,228,431 shares outstanding	$14,428,288,392
Net Assets Consist of:
Paid-in capital	$16,033,487,119
Total distributable earnings (loss)	(1,605,198,727)
Net Assets	$14,428,288,392
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities—continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($193,485,934 ÷ 20,613,645 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.39
Offering price per share (100/95.50 of $9.39)	$9.83
Redemption proceeds per share	$9.39
Class C Shares:
Net asset value per share ($47,237,553 ÷ 5,033,274 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.39
Offering price per share	$9.39
Redemption proceeds per share (99.00/100 of $9.39)	$9.30
Class R Shares:
Net asset value per share ($24,329,943 ÷ 2,592,519 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.38
Offering price per share	$9.38
Redemption proceeds per share	$9.38
Institutional Shares:
Net asset value per share ($10,696,320,125 ÷ 1,139,489,499 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.39
Offering price per share	$9.39
Redemption proceeds per share	$9.39
Service Shares:
Net asset value per share ($135,664,730 ÷ 14,454,519 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.39
Offering price per share	$9.39
Redemption proceeds per share	$9.39
Class R6 Shares:
Net asset value per share ($3,331,250,107 ÷ 355,044,975 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.38
Offering price per share	$9.38
Redemption proceeds per share	$9.38

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended May 31, 2025 (unaudited)

Investment Income:
Interest	$211,792,666
Dividends (including $160,787,489 received from affiliated holdings* and net of foreign taxes withheld of $29,549)	160,757,940
Net income on securities loaned (includes $1,043,002 earned from affiliated holdings related to cash collateral balances*) (Note 2)	76,688
TOTAL INCOME	372,627,294
Expenses:
Investment adviser fee (Note 5)	21,808,520
Administrative fee (Note 5)	5,831,692
Custodian fees	228,844
Transfer agent fees (Note 2)	3,772,421
Directors’/Trustees’ fees (Note 5)	37,194
Auditing fees	20,267
Legal fees	6,716
Portfolio accounting fees	153,522
Distribution services fee (Note 5)	660,995
Other service fees (Notes 2 and 5)	481,680
Share registration costs	172,221
Printing and postage	205,500
Miscellaneous (Note 5)	71,383
TOTAL EXPENSES	33,450,955
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,529,307)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(2,519,366)
TOTAL WAIVERS AND REIMBURSEMENTS	(4,048,673)
Net expenses	29,402,282
Net investment income	343,225,012
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized loss on investments (including net realized loss of $(95,382,524) on sales of investments in affiliated holdings*)	(179,099,810)
Net realized gain on foreign currency transactions	313,263
Net realized gain on foreign exchange contracts	2,935,276
Net realized loss on futures contracts	(14,373,552)
Net realized gain on swap contracts	4,657,763
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $16,077,528 on investments in affiliated holdings*)	(62,135,569)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	79,837
Net change in unrealized appreciation of foreign exchange contracts	847,482
Net change in unrealized depreciation of futures contracts	9,624,177
Net change in unrealized appreciation of written options	183,491
Net change in unrealized appreciation of swap contracts	(691,772)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	(237,659,414)
Change in net assets resulting from operations	$105,565,598

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2025	Year Ended 11/30/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$343,225,012	$616,705,654
Net realized gain (loss)	(185,567,060)	(123,572,502)
Net change in unrealized appreciation/depreciation	(52,092,354)	489,346,015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	105,565,598	982,479,167
Distributions to Shareholders:
Class A Shares	(3,856,923)	(7,256,650)
Class C Shares	(811,388)	(1,400,065)
Class R Shares	(471,562)	(910,407)
Institutional Shares	(256,071,263)	(453,111,754)
Service Shares	(3,120,303)	(6,919,711)
Class R6 Shares	(76,490,863)	(144,151,135)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(340,822,302)	(613,749,722)
Share Transactions:
Proceeds from sale of shares	2,167,226,593	5,875,963,294
Net asset value of shares issued to shareholders in payment of distributions declared	284,942,419	508,974,781
Cost of shares redeemed	(3,204,228,339)	(4,355,149,058)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(752,059,327)	2,029,789,017
Change in net assets	(987,316,031)	2,398,518,462
Net Assets:
Beginning of period	15,415,604,423	13,017,085,961
End of period	$14,428,288,392	$15,415,604,423
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $4,048,673 is disclosed in various locations in this Note 2 and Note 5.
Semi-Annual Financial Statements and Additional Information

Transfer Agent Fees
For the six months ended May 31, 2025, transfer agent fees for the Fund were as shown below.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$80,533	$(12,853)
Class C Shares	16,260	—
Class R Shares	32,722	(554)
Institutional Shares	3,436,833	(2,330,078)
Service Shares	44,270	(29,027)
Class R6 Shares	161,803	—
TOTAL	$3,772,421	$(2,372,512)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares, and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended May 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$240,907
Class C Shares	58,035
Service Shares	182,738
TOTAL	$481,680
Federal Taxes
It is the Fund’s policy to continue to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,524,470,910 and $923,076,275, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Financial Statements and Additional Information

Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,413,684 and $1,692,617, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$24,476,484	$25,077,688
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Semi-Annual Financial Statements and Additional Information

Option Contracts
The Fund buys or sells put and call options to seek to increase return. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2025, the Fund had no outstanding purchased contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $2,688 and $51,589, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written call options held by the Fund throughout the period was $99,707. This is based on amounts held as of each month-end throughout the six-month period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$662,931*		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	1,468,772	Unrealized depreciation on foreign exchange contracts	586,536
Foreign exchange contracts		—	Written options outstanding, at value	309,645
Credit contracts		—	Swaps, at value	18,110,070
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$2,131,703		$19,006,251

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$—	$(14,373,552)	$—	$—	$(14,373,552)
Foreign exchange contracts	—	—	2,935,276	(916,445)	2,018,831
Credit contracts	4,657,763	—	—	—	4,657,763
TOTAL	$4,657,763	$(14,373,552)	$2,935,276	$(916,445)	$(7,696,958)

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.
Semi-Annual Financial Statements and Additional Information

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Written Options Contracts	Total
Interest rate contracts	$—	$9,624,177	$—	$—	$9,624,177
Foreign exchange contracts	—	—	847,482	183,491	1,030,973
Credit contracts	(691,772)	—	—	—	(691,772)
TOTAL	$(691,772)	$9,624,177	$847,482	$183,491	$9,963,378
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2025, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities

Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$1,468,772	$(472,621)	$—	$996,151

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$586,536	$(472,621)	$—	$113,915
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,367,759	$41,117,290	7,702,451	$73,121,065
Shares issued to shareholders in payment of distributions declared	386,411	3,643,793	719,090	6,803,962
Shares redeemed	(4,720,578)	(44,416,993)	(8,266,555)	(78,123,450)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	33,592	$344,090	154,986	$1,801,577
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	536,316	$5,038,894	1,811,762	$17,208,844
Shares issued to shareholders in payment of distributions declared	84,483	796,304	144,978	1,371,690
Shares redeemed	(565,469)	(5,322,826)	(930,271)	(8,790,490)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	55,330	$512,372	1,026,469	$9,790,044
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	413,289	$3,880,033	598,804	$5,662,585
Shares issued to shareholders in payment of distributions declared	49,824	469,551	95,665	905,043
Shares redeemed	(522,124)	(4,903,656)	(819,442)	(7,744,469)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(59,011)	$(554,072)	(124,973)	$(1,176,841)
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	176,698,257	$1,660,865,992	485,278,998	$4,603,649,829
Shares issued to shareholders in payment of distributions declared	24,389,587	229,995,715	42,805,652	405,116,286
Shares redeemed	(264,959,310)	(2,491,667,133)	(366,592,024)	(3,473,491,459)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(63,871,466)	$(600,805,426)	161,492,626	$1,535,274,656
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,074,855	$10,094,311	3,598,428	$33,998,388
Shares issued to shareholders in payment of distributions declared	323,006	3,045,430	711,910	6,734,202
Shares redeemed	(3,673,187)	(34,574,725)	(6,605,056)	(62,343,365)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,275,326)	$(21,434,984)	(2,294,718)	$(21,610,775)
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	47,490,587	$446,230,073	120,967,089	$1,142,322,583
Shares issued to shareholders in payment of distributions declared	4,987,532	46,991,626	9,306,285	88,043,598
Shares redeemed	(66,470,200)	(623,343,006)	(76,641,134)	(724,655,825)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(13,992,081)	$(130,121,307)	53,632,240	$505,710,356
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(80,108,962)	$(752,059,327)	213,886,630	$2,029,789,017
4. FEDERAL TAX INFORMATION
At May 31, 2025, the cost of investments for federal tax purposes was $14,575,679,308. The net unrealized depreciation of investments for federal tax purposes was $184,152,393. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $129,895,311 and unrealized depreciation from investments for those securities having an excess of cost over value of $314,047,704. The amounts presented are inclusive of derivative contracts.
As of November 30, 2024, the Fund had a capital loss carryforward of $1,064,943,142 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$514,364,190	$550,578,952	$1,064,943,142
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.29% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2025, the Adviser voluntarily waived $1,477,122 of its fee and voluntarily reimbursed $2,372,512 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2025, the Adviser reimbursed $52,185.
Semi-Annual Financial Statements and Additional Information

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Class A Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$241,353	$—
Class C Shares	174,106	—
Class R Shares	61,969	—
Service Shares	183,567	(146,854)
TOTAL	$660,995	$(146,854)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2025, FSC retained $323,578 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2025, FSC retained $4,817 in sales charges from the sale of Class A Shares. FSC also retained $6,435 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended May 31, 2025, FSSC received $3,004 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 1.48%, 1.12%, 0.38%, 0.68% and 0.37% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to February 1, 2025, the Fee Limit for the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares was 0.92%, 1.48%, 1.11%, 0.37%, 0.67% and 0.36%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Semi-Annual Financial Statements and Additional Information

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2025, were as follows:
Purchases	$746,444,888
Sales	$1,804,315,116
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024, which was renewed on June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2025, the Fund had no outstanding loans. During the six months ended May 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2025, there were no outstanding loans. During the six months ended May 31, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Total Return Bond Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the one-year and three-year periods, and was above the Performance Peer Group median for the five-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund by 1 basis point, such reduction to be effective August 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a
Semi-Annual Financial Statements and Additional Information

whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Total Return Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
CUSIP 31428Q739
28555 (7/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Total Return Bond Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Total Return Bond Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Total Return Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Total Return Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Total Return Series, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2025